Significant Accounting Policies and Judgments - Adjustments to Opening Balances (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of initial application of standards or interpretations [line items]
Prepaid deposits	$ 22,137	$ 24,323	$ 24,323
Property, plant and equipment	946,380	765,567	765,567	$ 246,352
Current loans and borrowings	(120,508)	(13,758)	(13,758)
Non-current loans and borrowings	(83,701)	(127,486)	(127,486)
Deficit	$ 3,592,787	283,639	$ 286,311
IFRS 16 transition adjustments
Disclosure of initial application of standards or interpretations [line items]
Prepaid deposits		(585)
Property, plant and equipment		96,049
Current loans and borrowings		(6,630)
Non-current loans and borrowings		(88,834)
Deficit		0
Inventory restatement adjustments
Disclosure of initial application of standards or interpretations [line items]
Prepaid deposits		0
Property, plant and equipment		0
Current loans and borrowings		0
Non-current loans and borrowings		0
Deficit		2,672
As reported under IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Prepaid deposits		23,738
Property, plant and equipment		861,616
Current loans and borrowings		(20,388)
Non-current loans and borrowings		(216,320)
Deficit		$ 286,311